Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Earnings Per Share [Abstract]
Net income available to common stockholders	$ 11,704	$ 9,620	$ 11,005
Weighted average shares of common stock outstanding-basic	4,901	4,970	4,996
Dilutive effect of employee equity incentive plans (shares)	75	68	100
Dilutive effect of convertible debt (shares)	80	59	64
Weighted average shares of common stock outstanding-diluted	5,056	5,097	5,160
Basic earnings per share of common stock	$ 2.39	$ 1.94	$ 2.20
Diluted earnings per share of common stock	$ 2.31	$ 1.89	$ 2.13
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (shares)	10	55	29